SEGMENT INFORMATION - Summary Of Revenues By Geographic Areas (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 27,137	$ 13,721
Europe Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[1]	26,030	12,450
Americas [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[2]	602	451
Israel [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		457	731
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		48	89
United States [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 584	$ 451

[1]	Includes revenues from Germany only.
[2]	Includes revenues from United States in the amount of $584 and $451 for the six months ended June 30, 2025 and 2024, respectively.